CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2025		Mar. 31, 2025	Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Sub-classifications of financial information
Concessionary loans outstanding	kr 0					kr 0				kr 64
Operating result of previous concessionary credit program						(1)		kr (4)
Administrative compensation for concessionary loans						0		0
Comprehensive income
Interest income	3,528		kr 3,724	kr 4,981		7,252		10,060		19,315
Interest expenses	(2,866)		(3,014)	(4,215)		(5,880)		(8,524)		(16,257)
Exchange-rate differences	3		0	(1)		3		(6)		(5)
Financial position
Cash and cash equivalents	5,589	[1]		11,860	[1]	5,589	[1]	11,860	[1]	5,219 [1]	kr 3,482
Derivatives	6,761					6,761				10,643
Other assets	12,524					12,524				286
Prepaid expenses and accrued revenues	7,086					7,086				8,145
Total assets	380,253					380,253				368,094
Derivatives	9,279					9,279				5,227
Accrued expenses and prepaid revenues	7,743					7,743				8,798
Total liabilities	356,571					356,571				343,522
Committed undisbursed loans	58,123					58,123				56,887
CIRR-System
Comprehensive income
Interest income	540		563	576		1,103		1,162		2,302
Interest expenses	(583)		(598)	(505)		(1,181)		(1,028)		(2,070)
Exchange-rate differences	1		1	0		2		1		1
Profit before compensation to SEK	(42)		(34)	71		(76)		135		233
Administrative remuneration to SEK	(59)		(71)	(64)		(130)		(129)		(240)
Operating profit CIRR-system	(101)		(105)	7		(206)		6		(7)
Reimbursement to (-) / from (+) the State	101		kr 105	kr (7)		206		kr (6)		7
Financial position
Cash and cash equivalents	0					0				0
Loans	91,050					91,050				101,657
Derivatives	2,399					2,399				3,939
Other assets	437					437				217
Prepaid expenses and accrued revenues	1,708					1,708				1,817
Total assets	95,594					95,594				107,630
Liabilities	93,734					93,734				106,093
Derivatives	606					606				266
Accrued expenses and prepaid revenues	1,254					1,254				1,271
Total liabilities	95,594					95,594				107,630
Committed undisbursed loans	kr 45,886					kr 45,886				kr 42,007

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.